Exploration and Evaluation Assets	12 Months Ended
Apr. 30, 2018
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Exploration and Evaluation Assets
9.	Exploration and Evaluation Assets

a)	American Consolidated Minerals (“AJC”) properties

Pursuant to the Acquisition of AJC, the Company has acquired the rights to three exploration properties as follows:

i)	Lone Ranch, U.S.A

The Company has acquired the right to a 100% undivided interest, subject to a 3% net smelter royalty (“NSR”), in 73 mining claims located in Ferry County, Washington State, United States of America (“Lone Ranch”) from MinQuest Inc. (“MinQuest”). Consideration to be paid for the interest is USD$360 (payable over 5 years commencing October 19, 2018), and the Company must incur total exploration expenditures of USD$1,225 (USD$175 incurred) on the property, by the third anniversary of October 19, 2018 as agreed by MinQuest. Annual payments commencing October 19, 2018 are $60, $80, $100, and $170 respectively.

These payment requirements will commence earlier should the Company enter into a joint venture agreement over the property or complete a bankable feasibility study on the property.

The optionor has also granted the Company the right to purchase up to one-half of the NSR (or 1.5%) on the basis of USD$1,500 per each 1% of the royalty. If the Company does not incur the exploration expenditures as specified, the unpaid portions may be paid to the optionor to maintain the option.

ii)	Toiyabe, U.S.A

The Company has the right to acquire a 100% undivided interest, subject to a 3% NSR, in 165 mining claims located in Lander County, Nevada, United States of America (“Toiyabe”) from MinQuest. Consideration to be paid for the interest is USD$900 (payable over 5 years commencing October 19, 2018) and the Company must incur total exploration expenditures of USD$1,025 (incurred) on the property, by the fifth anniversary of October 19, 2018 as agreed by MinQuest. Annual payments commencing October 19, 2018 are $60, $80, $100, $120, $140 and $400 respectively.

These payment requirements will commence earlier should the Company enter into a joint venture agreement over Toiyabe or complete a bankable feasibility study on the property.

The optionor has also granted the Company the right to purchase up to one-half of the NSR (or 1.5%) on the basis of USD $2,000 per each 1% of the royalty.

iii)	Sierra Rosario, Mexico

The Company acquired a 100% interest in the 978-hectare Sierra Rosario Property, over 2 claims that are located in the state of Sinaloa, Mexico (“Sierra Rosario”).

During the current year ended April 30, 2018, the Company entered into an agreement to sell the claims of the Sierra Rosario property. The Company received proceeds of $128 ($100 USD) over a six month period. The excess of property costs over the recovered amount of $1,013 was recognized as a loss on disposal of exploration and evaluation assets in the Statement of Profit or Loss and Other Comprehensive Income (Loss).

b)	Creston Moly (“Creston”) properties

i)	El Creston Project, Mexico

The Company acquired a 100% interest in the nine mineral claims known as the El Creston molybdenum property located northeast of Hermosillo, State of Sonora, Mexico, which has completed a Preliminary Economic Assessment on the property based on zones of porphyry-style molybdenum (“Mo”)/copper (“Cu”) mineralization. The mineral concessions are subject to a 3% net profits interest.

ii)	Ajax Project, Canada

The Company acquired a 100% interest in six mineral claims known as the Ajax molybdenum property located in B.C.

iii)	Molybrook Project, Canada

The Company owns 100% of the 44 mineral claims of the Moly Brook molybdenum property, located on the southern coast of Newfoundland. The Moly Brook property is subject to a 2% NSR, of which 1.5% can be purchased by the Company for $1,500.

During the year ended April 30, 2016, the Company reduced its claims to focus of the core project and to reduce its holding costs.

c)	Santa Fe property

On November 21, 2017, the Company announced it had entered into a Letter of Intent (“LOI”) with third parties to acquire approximately 21,000 hectares located in the state of Sinaloa, Mexico, more commonly known as the Santa Fe Project (“Santa Fe” or the “Property”).

Subsequent to the year ended April 30, 2018, the Company announced that it has completed its due diligence and review of the Santa Fe Project and will not be proceeding with the proposed acquisition. The Company has no further obligations on Santa Fe property and costs of $433 associated with the property, as well as other properties being investigated, were expensed as property investigation costs in the current year.

	AJC Properties	Creston Properties	Santa Fe Property	Total
Acquisition costs:
Balance, April 30, 2016	$1,083	$2,001	$—	$3,084
Effect of foreign exchange	131	—	—	131

Balance, April 30, 2017	1,214	2,001	—	3,215
Property disposition	(970)	—	—	(970)
Recovery on disposal of E&E Asset	(128)	—	—	(128)
Effect of foreign exchange	(80)	—	—	(80)

Balance, April 30, 2018	36	2,001	—	2,037

Exploration costs:
Balance, April 30, 2016	121	659	—	780
Assays	82	—	—	82
Exploration cost	96	—	—	96
Drilling	1,288	—	—	1,288
Geological	178	139	—	317
Legal fees	—	41	—	41
Maintenance	56	189	—	245
Effect of foreign exchange	(109)	—	—	(109)

Balance, April 30, 2017	1,712	1,028	—	2,740

Exploration cost	23	—	—	23
Drilling	18	—	—	18
Geological	31	13	45	89
Legal fees	—	15	—	15
Maintenance	62	274	—	336
Property disposition	(37)	—	(45)	(82)
Effect of foreign exchange	—	1	—	1

Balance, April 30, 2018	$1,809	$1,331	$—	$3,140

Total Exploration and Evaluation Assets

Balance, April 30, 2017	$2,926	$3,029	$—	$5,955

Balance, April 30, 2018	$1,845	$3,332	$—	$5,177